Loan Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2024
Loan Receivables, Net [Abstract]
Schedule of Loan Receivables, Net
	As of March 31
	2024	2023
	$’000	$’000

Loan to a third party (including interest receivable of $26,000)	984	-
Less: allowance for expected credit losses	(410)	-
Total	574	-

Schedule of Allowance for Expected Credit Losses for Loan Receivables	The movement of the allowance for expected credit losses for loan receivables was as follows:
	As of March 31
	2024	2023
	$’000	$’000
Beginning balance	-	-
Allowance for expected credit losses recognized	410	-
Ending balance	410	-